Investment Objectives and Goals	Dec. 09, 2025
Invesco AAA CLO Floating Rate Note ETF | Invesco AAA CLO Floating Rate Note ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco AAA CLO Floating Rate Note ETF
Invesco High Yield Select ETF | Invesco High Yield Select ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco High Yield Select ETF
Invesco Short Duration Total Return Bond ETF | Invesco Short Duration Total Return Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Short Duration Total Return Bond ETF